Dividends (Details) $ in Billions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Dividends
Dividend payable	¥ 0		¥ 0
Cash dividend declared	13,835,698,000		11,165,339,000	¥ 8,013,894,000
With respect to fiscal year 2024
Dividends
Cash dividend declared			¥ 11,800,000,000
With respect to fiscal year 2025
Dividends
Cash dividend declared	¥ 13,400,000,000	$ 1.9